CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,437,508)	$ (2,109,325)	$ (9,417,958)	$ (9,219,220)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	23,140	55,691	187,749	273,528
Amortization of intangible assets	14,687	29,419	127,080	67,147
Loss on impairment			299,654
Loss on abandonment of license			147,826
Amortization of deferred financing costs	44,216	22,713	352,667	1,223,126
Amortization of debt discount		12,238	161,529	23,643
Share-based compensation	259,912	157,860	495,077	250,044
Directors Stock Compensation	0		0	15,000
Stock grant for service			21,375
Cancellation of shares			(14,999)
Change in fair value of warrant liability				(62,305)
Interest added to note payable	858,151		780,252	55,562
Change in assets and liabilities:
Accounts receivable	(129,049)	(96,329)	(252,435)	(368,954)
Inventory	(269,144)	(365,796)	(1,390,570)	142,249
Prepaid expenses and other	45,223	(106,033)	(53,757)	20,070
Accounts payable and accrued expenses	(60,814)	(78,727)	(105,348)	500,820
Net cash used for operating activities	(2,651,186)	(2,478,289)	(8,661,858)	(7,079,290)
Cash flows from investing activities:
Purchase of property and equipment	(26,007)	(29,313)	(48,459)	(20,610)
Acquisition of intangible assets	(31,415)	(41,236)	(78,825)	(68,856)
Cash acquired with Merger				7,201,638
Net cash (used for) provided by investing activities	(57,422)	(70,549)	(127,284)	7,112,172
Cash flows from financing activities:
Proceeds from issuance of long-term debt				10,500,000
Proceeds from issuance of note payable			15,961,294
Proceeds from issuance of common stock				1,000,000
Repayments of long-term debt			(161,292)	(4,732,857)
Debt issuance costs			(1,309,834)	(434,772)
Proceeds from exercise of stock options	1,654	63	15,652	26,480
Payment of fractional shares from Merger		(59)	(58)
Net cash provided by financing activities	1,654	4	14,505,762	6,358,851
Net increase (decrease)in cash and cash equivalents	(2,706,954)	(2,548,834)	5,716,620	6,391,733
Cash and cash equivalents, beginning of year	13,907,401	8,190,781	8,190,781	1,799,048
Cash and cash equivalents, end of period	11,200,447	5,641,947	13,907,401	8,190,781
Supplemental disclosures of cash flow activity:
Cash paid for interest	172,527	125,125	649,108	1,029,753
Supplemental disclosure of non-cash investing and financing activities:
Payments of long term debt with proceeds from note payable (this amount represents a payment made by PDL directly to MidCap Financial SBIC, LP)			4,838,706
Conversion of preferred stock, convertible debt and accrued interest into common stock				21,497,955
Preferred stock dividend payable forfeited with the Merger				7,076,729
Warrant Liability forfeited with the Merger				2,607,510
Debt discount related to warrants issued with debt				173,736
Net assets acquired on Merger				11,847,916
Note and accrued interest retired with the Merger				4,555,562
Directors stock compensation included in prepaid expenses				60,000
Series B Preferred Stock
Supplemental disclosure of non-cash investing and financing activities:
Accretion of dividends preferred stock				292,330
Series C Preferred Stock
Supplemental disclosure of non-cash investing and financing activities:
Accretion of dividends preferred stock				515,577
Series D Preferred Stock
Supplemental disclosure of non-cash investing and financing activities:
Accretion of dividends preferred stock				$ 220,444